                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                     Fairfield, Ohio        May 12, 2008
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
Form 13F Information Table Entry Total        21
Form 13F Information Table Value Total   294,325
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                               COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
                              ---------  ---------  ---------  -----------------  ------------  --------  -------------------------
                                TITLE                            SHARES/           INVESTMENT
ISSUER                         OF CLASS    CUSIP    FMV (000)  PRINCIPAL  SH/PRN       DIS      OTH MGRS    SOLE      SHARED   NONE
------                        ---------  ---------  ---------  ---------  ------  ------------  --------  --------  ---------  ----
ALLIANCEBERNSTEIN             COMMON     01881G106    118,077  1,863,000    SH    SHARED-OTHER     01        --     1,863,000   --
DUKE ENERGY CORP              COMMON     26441C105     14,967    838,500    SH    SHARED-OTHER     01        --       838,500   --
FIFTH THIRD BANCORP           COMMON     316773100     21,676  1,036,125    SH    SHARED-OTHER     01        --     1,036,125   --
FORTUNE BRANDS INC            COMMON     349631101      6,950    100,000    SH    SHARED-OTHER     01        --       100,000   --
GENERAL ELECTRIC CO           COMMON     369604103      3,701    100,000    SH    SHARED-OTHER     01        --       100,000   --
GLIMCHER REALTY TRUST         COMMON     379302102     10,764    900,000    SH    SHARED-OTHER     01        --       900,000   --
HUNTINGTON BANCSHARES INC     COMMON     446150104      3,611    335,878    SH    SHARED-OTHER     01        --       335,878   --
JOHNSON & JOHNSON             COMMON     478160104      8,109    125,000    SH    SHARED-OTHER     01        --       125,000   --
LINCOLN NATIONAL CORP         COMMON     534187109      7,800    150,000    SH    SHARED-OTHER     01        --       150,000   --
PARTNERRE LTD                 COMMON     G6852T105      3,649     47,828    SH    SHARED-OTHER     01        --        47,828   --
PFIZER INC                    COMMON     717081103      6,352    303,500    SH    SHARED-OTHER     01        --       303,500   --
PIEDMONT NATURAL GAS          COMMON     720186105        536     20,400    SH    SHARED-OTHER     01        --        20,400   --
PNC FINANCIAL SERVICES GROUP  COMMON     693475105     16,006    244,100    SH    SHARED-OTHER     01        --       244,100   --
PROCTER & GAMBLE CORPORATION  COMMON     742718109      7,357    105,000    SH    SHARED-OTHER     01        --       105,000   --
PRUDENTIAL PLC                PREFERRED  G7293H189      2,341    100,000    SH    SHARED-OTHER     01        --            --   --
SPECTRA ENERGY CORP           COMMON     847560109      9,538    419,250    SH    SHARED-OTHER     01        --       419,250   --
SYSCO CORP                    COMMON     871829107        726     25,000    SH    SHARED-OTHER     01        --        25,000   --
U S BANCORP                   COMMON     902973304      8,090    250,000    SH    SHARED-OTHER     01        --       250,000   --
WACHOVIA CORP                 COMMON     929903102      1,080     40,000    SH    SHARED-OTHER     01        --        40,000   --
WELLS FARGO & CO              COMMON     949746101     22,116    760,000    SH    SHARED-OTHER     01        --       760,000   --
WYETH                         COMMON     983024100     20,880    500,000    SH    SHARED-OTHER     01        --       500,000   --
                                                      294,325


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